Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	306,200.00
Total Offset Amount	22,517.35
Net Fee	$ 283,682.65